Stock-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum shares of common stock authorized for issuance and available for future grants	90,000,000
Purchase of common stock	63,847,938
Shares of common stock available for future grants	26,152,062
Weighted average fair value of options granted	$ 0.07
Forfeiture rate for options granted to employees	5.00%
Forfeiture rate for options granted to directors	0.00%
Weighted-average remaining contractual life of options outstanding	9 years 4 months 24 days
Weighted-average remaining contractual life of options exercisable	9 years 4 months 21 days
Aggregate intrinsic value of options outstanding	$ 1,900
Aggregate intrinsic value of exercisable options	950
Stock-based compensation	114,000	(79,000)
Exercise price of options, Minimum	$ 0.65
Exercise price of options, Maximum	$ 7.50
Rxi [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	968,000	2,111,000
Unrecognized compensation cost	3,859,000
Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase of common stock	477,191
Weighted average fair value of options granted	$ 0.47	$ 0.98
Forfeiture rate for options granted to employees	15.00%
Forfeiture rate for options granted to directors	0.00%
Stock-based compensation	$ 283,000	$ 2,111,000
Forfeiture rate for options granted to senior management	8.00%